Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,557,500.00
Total Fee Amount	1,179.50
Total Offset Amount	0.00
Net Fee	$ 1,179.50
Offering Table N/A
Offset Table N/A	N/A